Stradley, Ronon, Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103-7018
(215) 564-8000

September 23, 2021

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549
Attention: Jaea Hahn

RE:	Delaware Investments National Municipal Income Fund (the “Registrant”)
File No. 811-07410

Dear Ms. Hahn:

On behalf of the Registrant, attached herewith for filing pursuant to the provisions of the Securities Act of 1933 (the “1933 Act”) is Pre-Effective Amendment No. 1 (the “Amendment”) to the Registrant’s registration Statement on Form N-14 (the “Registration Statement”) which was filed on August 12, 2021. The Amendment is being filed to respond to comments from the staff of the U.S. Securities and Exchange Commission (the “SEC”) and to finalize certain other information..

The Registration Statement was being filed to register Common Shares of the Registrant that will be issued to shareholders of the Delaware Investments Colorado Municipal Income Fund, Inc. and Delaware Investments Minnesota Municipal Income Fund II, Inc. (each, an “Acquired Fund”) in connection with the transfer of substantially all of the assets of such Acquired Fund to the Registrant, pursuant to an Agreement and Plan of Acquisition, which is included in the Registration Statement. The Agreement and Plan of Acquisition is being submitted to a vote of the shareholders of each Acquired Fund at a special shareholders meeting currently scheduled to be held on October 11, 2021.

The calculation of the registration fee is provided on the Registration Statement facing sheet and the amount shown thereon has been wired to the U.S. Securities and Exchange Commission.

If you have any questions or comments regarding this filing, please call me at (215) 564-8071 or Mena Ryley Larmour at (215) 564-8014.

Very truly yours,

/s/ Taylor Brody
Taylor Brody

cc:	Mimi Wang
Macquarie Investment Management
Mena Ryley Larmour
Bruce G. Leto